Inventories, Net - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 56,519		¥ 53,755
Finished goods	581,237		451,312
Inventories	637,756		505,067
Less: inventory provision	(20,948)		(1,018)
Inventories, net	¥ 616,808	$ 94,530	¥ 504,049